RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Due to related parties	$ 232,095	$ 2,301
Eco Awareness Sdn Bhd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock, consideration received on transaction		22,903
Accounts receivable, sales
Issuance of stock, purchase of assets		15,904
Accounts payable